Loss Per Share (Tables)	12 Months Ended
Feb. 28, 2022
Earnings Per Share [Abstract]
Summary of Computation of Net Loss Per Share

Net loss per share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 29, 2020, February 28, 2021 and 2022:

	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022
	RMB	RMB	RMB	USD
Net loss attributable to ordinary shareholders-basic and diluted	(109,493)	(28,196)	(113,462)	(17,987)
Weighted average number of ordinary shares outstanding-basic and diluted	23,668,916	23,131,195	22,491,122	22,491,122
Basic and diluted -net loss per share	(4.63)	(1.22)	(5.04)	(0.80)

Summary of Diluted Net Loss Per Share Excluded from Loss Per Share

As of February 29, 2020, February 28, 2021 and 2022, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022
Share options	3,490,109	4,090,109	3,897,609